SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENT

20. SUBSEQUENT EVENT

Kyocera and Nihon Inter Electronics Corporation (NIEC; collectively, together with Kyocera, the Companies) hereby give the following notice as they have passed a resolution at each of their respective board of directors’ meetings held on May 16, 2016 to merge under an absorption-type merger in which Kyocera will be the surviving company and NIEC will be the merged company and entered into a Merger Agreement (the Merger Agreement) by and between the Companies. The Companies plan to conduct the Merger with August 1, 2016 being the effective date.

Kyocera did not obtain an approval from its shareholders meeting due to reliance on the procedures for a short form merger pursuant to Article 796, Paragraph 2 of the Companies Act (Act No.86 of 2005, including any amendments thereafter; the same shall apply hereinafter). NIEC obtained an approval for the execution of the Merger Agreement at its ordinary shareholders meeting scheduled held on June 16, 2016.

Before the effective date of the Merger (scheduled to be August 1, 2016), NIEC’s ordinary shares will be delisted from the second division of the Tokyo Stock Exchange, Inc. as of July 27, 2016, with July 26, 2016 being the final transaction date.